Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 29,017	$ 22,233
Accumulated depreciation	(14,023)	(11,003)
Property, plant and equipment, net	14,994	11,230
Computer and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	3,182	2,616
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,757	1,497
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	12,230	11,098
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	8,505	7,022
Building and land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 3,343